FINANCIAL INSTRUMENTS BY CATEGORY - Summary of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	$ 1,247,406	$ 1,469,117
Financial assets at fair value through profit or loss	0	663
Trade receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	6,287	100,041
Financial assets at fair value through profit or loss	0	0
Financial assets included in prepayments, other receivables and other assets (note 15)
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	114,004	56,303
Financial assets at fair value through profit or loss	0	0
Financial assets measured at fair value through profit and loss
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit or loss	0	663
Time deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	840,296	34,703
Financial assets at fair value through profit or loss	0	0
Pledged deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	70	357
Financial assets at fair value through profit or loss	0	0
Cash and cash equivalents
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	286,749	1,277,713
Financial assets at fair value through profit or loss	$ 0	$ 0